UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-00642

DWS International Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  10/31

Date of reporting period: 1/31/11

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2011 (Unaudited)

DWS Diversified International Equity Fund
	Shares	Value ($)
Common Stocks 88.9%
Australia 4.3%
Asciano Ltd.*	50,500	81,000
Australia & New Zealand Banking Group Ltd.	3,616	85,618
BHP Billiton Ltd.	9,464	420,594
Brambles Ltd.	16,401	117,727
Cochlear Ltd.	1,299	100,147
Commonwealth Bank of Australia	1,944	101,999
Crown Ltd.	14,986	128,682
CSL Ltd.	10,080	374,437
CSR Ltd.	39,764	63,732
Fairfax Media Ltd. (a)	50,627	68,368
Foster's Group Ltd.	12,603	71,089
Leighton Holdings Ltd.	1,931	60,908
National Australia Bank Ltd.	3,004	74,134
Newcrest Mining Ltd.	2,210	82,668
Origin Energy Ltd.	8,537	140,285
Paladin Energy Ltd.*	7,514	36,899
QBE Insurance Group Ltd.	2,961	51,796
Rio Tinto Ltd.	1,671	142,362
Santos Ltd.	10,532	142,430
Sonic Healthcare Ltd.	7,646	91,162
TABCORP Holdings Ltd.	20,234	140,495
Tatts Group Ltd.	45,213	112,058
Telstra Corp., Ltd.	177,986	497,981
Toll Holdings Ltd.	12,446	72,993
Transurban Group (Units)	17,417	90,777
Wesfarmers Ltd.	4,117	139,621
Westfield Group (REIT) (Units)	5,187	50,819
Westpac Banking Corp.	4,641	106,782
Woodside Petroleum Ltd.	7,895	329,198
Woolworths Ltd.	7,587	202,189
WorleyParsons Ltd.	3,338	92,474

(Cost $2,789,569)		4,271,424
Austria 0.5%
Erste Group Bank AG	4,886	244,826
Immofinanz AG*	30,838	136,105
Raiffeisen Bank International AG	1,343	78,969
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,439	78,281

(Cost $284,680)		538,181
Belgium 1.6%
Ageas	42,133	119,315
Anheuser-Busch InBev NV	9,111	504,072
Colruyt SA	1,215	62,226
Compagnie Nationale a Portefeuille	1,238	68,482
Delhaize Group	1,296	102,483
Dexia SA*	6,792	28,332
Groupe Bruxelles Lambert SA	1,780	160,208
KBC Groep NV*	3,094	123,765
Solvay SA	2,160	225,854
Umicore SA	4,196	215,730

(Cost $1,094,400)		1,610,467
Bermuda 0.2%
Seadrill Ltd. (Cost $69,269)	6,365	209,140
Canada 5.0%
Agnico-Eagle Mines Ltd.	800	54,758
Alimentation Couche-Tard, Inc. "B"	1,200	32,033
Bank of Montreal	1,100	63,472
Bank of Nova Scotia	1,700	95,853
Barrick Gold Corp.	2,900	137,477
BCE, Inc.	5,400	196,133
Bombardier, Inc. "B"	15,800	89,939
Cameco Corp.	1,400	58,036
Canadian Imperial Bank of Commerce	700	53,317
Canadian National Railway Co.	3,300	223,735
Canadian Natural Resources Ltd.	3,200	142,687
Canadian Pacific Railway Ltd.	1,800	120,743
Canadian Tire Corp., Ltd. "A"	1,300	80,881
Canadian Utilities Ltd. "A"	3,200	170,042
Cenovus Energy, Inc.	2,200	76,017
CGI Group, Inc. "A"*	5,600	107,711
EnCana Corp.	2,200	70,898
Fortis, Inc.	7,600	261,846
Goldcorp, Inc.	2,600	104,353
Imperial Oil Ltd.	1,700	75,803
Kinross Gold Corp.	3,300	54,838
Loblaw Companies Ltd.	1,400	54,708
Magna International, Inc. "A"	2,068	120,753
Manulife Financial Corp.	3,500	60,993
Metro, Inc. "A"	1,200	51,830
Nexen, Inc.	2,400	60,279
Open Text Corp.*	1,400	69,123
Potash Corp. of Saskatchewan, Inc.	801	141,817
Research In Motion Ltd.*	7,900	465,393
Rogers Communications, Inc. "B" (a)	7,400	258,429
Royal Bank of Canada	1,700	91,133
Saputo, Inc.	2,500	104,359
Shaw Communications, Inc. "B"	2,200	46,445
Shoppers Drug Mart Corp.	4,000	147,241
Silver Wheaton Corp.*	900	27,764
SNC-Lavalin Group, Inc.	1,700	99,605
Suncor Energy, Inc.	2,832	117,256
Talisman Energy, Inc.	1,600	36,654
Teck Resources Ltd. "B"	1,700	102,966
Telus Corp.	2,200	104,777
Thomson Reuters Corp. (b)	2,800	111,849
Thomson Reuters Corp. (b)	1,660	66,417
Toronto-Dominion Bank	1,100	82,345
TransAlta Corp.	10,300	212,717
Viterra, Inc.	6,500	75,947
Yamana Gold, Inc.	4,100	46,145

(Cost $3,409,809)		5,027,517
Cyprus 0.1%
Bank of Cyprus Public Co., Ltd. (Cost $76,032)	13,968	59,125
Denmark 2.3%
A P Moller-Maersk AS "A"	15	141,068
A P Moller-Maersk AS "B"	27	262,361
Carlsberg AS "B"	6,643	661,597
Coloplast AS "B"	217	31,526
Danske Bank AS*	14,325	384,432
DSV AS	4,924	102,880
Novo Nordisk AS "B"	3,984	449,966
Tryg AS	1,368	74,166
Vestas Wind Systems AS*	4,936	170,143

(Cost $1,454,792)		2,278,139
Finland 3.0%
Fortum Oyj	24,777	763,536
Kone Oyj "B"	5,217	284,250
Metso Corp.	3,975	212,196
Nokia Oyj	38,600	413,103
Outokumpu Oyj	4,856	90,758
Pohjola Bank PLC	5,629	75,062
Rautaruukki Oyj	3,309	82,771
Sampo Oyj "A"	13,523	397,863
Stora Enso Oyj "R"	16,686	199,025
UPM-Kymmene Oyj	15,507	319,945
Wartsila Oyj	2,293	177,090

(Cost $1,870,098)		3,015,599
France 7.6%
Air Liquide SA	3,004	375,002
Alcatel-Lucent*	38,699	128,825
Atos Origin SA*	863	48,074
AXA SA	5,548	117,421
BNP Paribas	2,540	189,855
Bouygues SA	1,486	69,146
Cap Gemini	2,482	125,332
Carrefour SA	7,246	355,223
Casino Guichard-Perrachon SA	981	95,906
Compagnie de Saint-Gobain	1,886	109,169
Credit Agricole SA	4,088	60,458
DANONE SA	6,976	419,905
Dassault Systemes SA	1,104	86,881
Electricite de France	1,237	54,503
Essilor International SA	3,271	218,586
France Telecom SA	64,722	1,414,661
GDF Suez	6,127	242,994
Iliad SA	569	60,437
L'Oreal SA	2,979	346,114
Lafarge SA	2,425	143,625
LVMH Moet Hennessy Louis Vuitton SA	854	133,253
Neopost SA	656	59,366
Pernod Ricard SA	2,747	261,770
Sanofi-Aventis	17,244	1,176,430
Schneider Electric SA	876	136,750
Societe Generale	1,590	102,802
Suez Environnement Co.	2,266	46,875
Total SA	11,159	653,066
Unibail-Rodamco SE (REIT)	516	98,558
Veolia Environnement	2,694	84,156
Vinci SA	548	31,701
Vivendi	4,324	123,845

(Cost $5,994,965)		7,570,689
Germany 5.3%
Allianz SE (Registered)	1,635	227,120
BASF SE	3,176	244,374
Bayer AG (Registered)	4,050	298,673
Bayerische Motoren Werke (BMW) AG	750	57,551
Beiersdorf AG	4,101	224,670
Daimler AG (Registered)*	2,156	157,622
Deutsche Boerse AG	974	73,834
Deutsche Post AG (Registered)	4,805	88,230
Deutsche Telekom AG (Registered)	109,196	1,455,405
E.ON AG	7,570	252,712
Fresenius Medical Care AG & Co. KGaA	1,148	67,182
Fresenius SE & Co. KGaA	721	62,863
Henkel AG & Co. KGaA	5,275	271,209
Infineon Technologies AG*	9,550	100,980
K+S AG	894	66,028
Linde AG	661	96,362
Merck KGaA	516	44,196
Metro AG	5,368	377,812
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	988	154,774
RWE AG	1,974	142,150
SAP AG	6,070	350,650
Siemens AG (Registered) (a)	2,791	357,553
Suedzucker AG	3,597	95,941
ThyssenKrupp AG	1,406	57,017

(Cost $3,667,224)		5,324,908
Greece 0.3%
Alpha Bank A.E.*	11,610	67,981
EFG Eurobank Ergasias*	10,218	60,042
National Bank of Greece SA*	22,146	213,890

(Cost $506,283)		341,913
Hong Kong 2.3%
Cathay Pacific Airways Ltd.	26,000	66,018
Cheung Kong (Holdings) Ltd.	4,000	66,192
CLP Holdings Ltd.	21,000	170,508
Esprit Holdings Ltd.	20,300	96,021
Genting Singapore PLC*	136,000	216,409
Hang Seng Bank Ltd.	3,800	62,894
Hong Kong & China Gas Co., Ltd.	72,300	163,831
Hong Kong Exchanges & Clearing Ltd.	4,200	97,183
HongKong Electric Holdings Ltd.	21,500	135,882
Hutchison Whampoa Ltd.	32,000	375,288
Li & Fung Ltd.	34,000	221,260
MTR Corp., Ltd.	34,500	126,238
Noble Group Ltd.	40,181	68,934
NWS Holdings Ltd.	23,500	40,231
Orient Overseas International Ltd.	3,000	30,425
Shangri-La Asia Ltd.	30,000	77,826
SJM Holdings Ltd. (c)	23,000	38,619
Sun Hung Kai Properties Ltd.	6,000	99,633
Swire Pacific Ltd. "A"	4,000	63,128
Television Broadcasts Ltd.	3,000	16,110
Yue Yuen Industrial (Holdings) Ltd.	19,000	65,547

(Cost $1,398,686)		2,298,177
Ireland 0.8%
CRH PLC	32,910	709,249
Experian PLC	9,145	113,479

(Cost $666,007)		822,728
Italy 3.8%
A2A SpA	26,463	39,292
Assicurazioni Generali SpA	4,657	101,564
Atlantia SpA	8,831	200,876
Enel SpA	52,219	295,061
Eni SpA	24,063	569,608
Fiat SpA	12,635	122,996
Finmeccanica SpA	12,327	166,470
Intesa Sanpaolo	33,805	112,457
Luxottica Group SpA	3,194	96,818
Mediaset SpA	17,879	116,290
Prysmian SpA	5,657	114,128
Saipem SpA	2,945	147,657
Snam Rete Gas SpA	6,936	36,389
Telecom Italia SpA	655,943	931,753
Telecom Italia SpA (RSP)	418,248	497,119
Terna - Rete Elettrica Nationale SpA	7,834	34,211
UBI Banca - Unione di Banche Italiane ScpA	5,181	53,636
UniCredit SpA	60,011	148,618

(Cost $3,085,004)		3,784,943
Japan 20.4%
AEON Co., Ltd.	13,000	163,235
Ajinomoto Co., Inc.	16,000	176,983
Alfresa Holdings Corp.	1,300	53,536
Asahi Breweries Ltd.	8,600	161,242
Asahi Glass Co., Ltd.	5,000	62,179
Asahi Kasei Corp.	21,000	143,040
Astellas Pharma, Inc.	8,600	327,955
Canon, Inc.	6,250	305,735
Central Japan Railway Co.	11	92,801
Chubu Electric Power Co., Inc.	12,200	304,869
Chugai Pharmaceutical Co., Ltd.	5,200	95,594
Chugoku Electric Power Co., Inc.	5,100	105,736
Cosmo Oil Co., Ltd.	43,000	138,592
Dai-ichi Life Insurance Co., Ltd.	49	76,768
Daiichi Sankyo Co., Ltd.	13,200	286,281
Daikin Industries Ltd.	1,800	62,554
Denso Corp.	2,300	84,475
Dowa Holdings Co., Ltd.	10,000	70,099
East Japan Railway Co.	1,798	118,619
Eisai Co., Ltd. (a)	4,000	138,404
Electric Power Development Co., Ltd.	3,600	111,543
FamilyMart Co., Ltd.	1,300	48,454
FANUC Corp.	1,000	157,499
FUJIFILM Holdings Corp.	4,100	148,955
Fujitsu Ltd.	16,000	99,440
Hisamitsu Pharmaceutical Co., Inc.	2,300	92,677
Hitachi Ltd.	38,000	210,562
Hokkaido Electric Power Co., Inc.	4,900	101,799
Hokuriku Electric Power Co.	5,600	136,544
Honda Motor Co., Ltd.	3,100	130,948
HOYA Corp.	4,300	101,099
Idemitsu Kosan Co., Ltd.	1,500	157,489
INPEX Corp.	107	697,770
ITOCHU Corp.	11,000	119,244
Japan Petroleum Exploration Co., Ltd.	2,300	94,768
Japan Tobacco, Inc.	81	303,742
JFE Holdings, Inc.	6,200	200,039
JSR Corp.	4,400	90,475
JX Holdings, Inc.	113,190	775,634
Kansai Electric Power Co., Inc.	11,800	291,688
Kao Corp.	11,200	292,213
KDDI Corp.	75	422,435
Keyence Corp.	200	52,971
Kikkoman Corp.	7,000	75,613
Kirin Holdings Co., Ltd.	19,000	255,222
Kobe Steel Ltd.	32,000	78,212
Komatsu Ltd.	5,200	154,467
Kubota Corp.	10,000	102,116
Kuraray Co., Ltd.	2,800	39,223
Kyocera Corp.	1,400	145,307
Kyowa Hakko Kirin Co., Ltd.	6,000	61,163
Kyushu Electric Power Co., Inc.	7,300	164,091
Lawson, Inc.	1,800	89,749
Marubeni Corp.	9,000	67,490
Medipal Holdings Corp.	5,500	57,575
MEIJI Holdings Co., Ltd.	800	36,176
Mitsubishi Chemical Holdings Corp.	20,000	139,148
Mitsubishi Corp.	6,100	169,405
Mitsubishi Electric Corp.	12,000	132,098
Mitsubishi Estate Co., Ltd.	7,000	131,909
Mitsubishi Heavy Industries Ltd.	22,000	86,976
Mitsubishi Materials Corp.*	23,000	71,100
Mitsubishi Tanabe Pharma Corp.	2,600	41,564
Mitsubishi UFJ Financial Group, Inc.	50,900	263,697
Mitsui & Co., Ltd.	8,500	142,563
Mitsui Fudosan Co., Ltd.	6,000	121,635
Mitsui O.S.K Lines Ltd.	13,000	84,550
Mizuho Financial Group, Inc.	80,600	154,857
MS&AD Insurance Group Holdings, Inc.	3,100	73,573
Murata Manufacturing Co., Ltd.	1,700	128,565
NEC Corp.	21,000	59,488
Nidec Corp.	500	47,019
Nintendo Co., Ltd.	600	161,957
Nippon Meat Packers, Inc.	6,000	79,196
Nippon Steel Corp.	68,000	231,529
Nippon Telegraph & Telephone Corp.	13,805	641,451
Nissan Motor Co., Ltd.	7,400	74,636
Nisshin Seifun Group, Inc.	7,500	94,133
Nissin Foods Holdings Co., Ltd.	2,300	81,762
Nitto Denko Corp.	2,400	119,327
NKSJ Holdings, Inc.*	10,000	68,082
Nomura Holdings, Inc.	22,200	134,613
NTT DoCoMo, Inc.	400	713,439
OJI Paper Co., Ltd.	14,000	65,499
Olympus Corp.	5,100	142,674
Ono Pharmaceutical Co., Ltd.	2,100	102,021
ORIX Corp.	930	91,561
Osaka Gas Co., Ltd.	34,000	128,564
Panasonic Corp.	4,700	64,240
Resona Holdings, Inc. (a)	4,400	22,650
Ricoh Co., Ltd.	7,000	99,460
Santen Pharmaceutical Co., Ltd.	2,000	71,716
Sapporo Holdings Ltd.	7,000	31,012
Seven & I Holdings Co., Ltd.	12,800	330,705
Sharp Corp.	3,000	31,029
Shikoku Electric Power Co., Inc.	4,300	127,009
Shin-Etsu Chemical Co., Ltd.	4,900	275,181
Shionogi & Co., Ltd.	7,000	128,410
Shiseido Co., Ltd.	6,800	136,644
Showa Shell Sekiyu K.K.	13,700	118,480
SMC Corp.	300	50,652
Softbank Corp.	22,200	762,188
Sony Corp.	2,100	72,219
Sumitomo Chemical Co., Ltd.	19,000	98,737
Sumitomo Corp.	6,800	97,581
Sumitomo Electric Industries Ltd.	6,500	94,160
Sumitomo Metal Industries Ltd.	52,000	121,399
Sumitomo Metal Mining Co., Ltd.	8,000	132,417
Sumitomo Mitsui Financial Group, Inc.	7,300	247,889
Sumitomo Realty & Development Co., Ltd.	3,000	73,267
Sumitomo Trust & Banking Co., Ltd.	5,000	30,102
Suzuken Co., Ltd.	1,500	42,910
Takeda Pharmaceutical Co., Ltd.	12,500	601,027
TDK Corp.	1,300	85,123
Terumo Corp.	3,300	170,510
Tohoku Electric Power Co., Inc.	7,900	175,591
Tokio Marine Holdings, Inc.	4,200	124,920
Tokyo Electric Power Co., Inc.	25,700	624,554
Tokyo Electron Ltd.	1,200	77,978
Tokyo Gas Co., Ltd.	44,000	191,779
TonenGeneral Sekiyu K.K.	13,000	146,375
Toray Industries, Inc.	19,000	125,749
Toshiba Corp.	32,000	188,805
Toyo Suisan Kaisha Ltd.	3,000	64,233
Toyota Motor Corp.	4,800	198,530
Tsumura & Co.	2,000	62,842
Unicharm Corp.	3,000	115,960
UNY Co., Ltd.	7,700	74,418
Yahoo Japan Corp.	139	52,347
Yakult Honsha Co., Ltd.	3,400	95,834
Yamazaki Baking Co., Ltd.	5,000	59,529

(Cost $16,418,012)		20,407,841
Luxembourg 0.6%
APERAM*	446	18,289
ArcelorMittal	8,934	326,605
Millicom International Cellular SA (SDR)	1,219	115,355
Tenaris SA	5,144	121,062

(Cost $324,197)		581,311
Macau 0.2%
Sands China Ltd.*	44,000	108,812
Wynn Macau Ltd.	30,800	85,788

(Cost $109,145)		194,600
Netherlands 5.7%
AEGON NV*	14,094	104,282
Akzo Nobel NV	4,303	268,989
ASML Holding NV	11,304	474,011
Heineken Holding NV	1,828	81,310
Heineken NV	3,980	200,309
ING Groep NV (CVA)*	30,834	351,115
Koninklijke (Royal) KPN NV	96,737	1,526,807
Koninklijke Ahold NV	20,474	277,385
Koninklijke Boskalis Westminster NV	594	28,547
Koninklijke DSM NV	2,825	167,190
Koninklijke Philips Electronics NV	10,573	329,206
Randstad Holding NV*	1,774	96,900
Reed Elsevier NV	18,065	235,168
Royal Dutch Shell PLC "A"	6,055	213,786
Royal Dutch Shell PLC "B"	4,565	158,654
TNT NV	5,616	152,406
Unilever NV (CVA)	26,417	781,180
Wolters Kluwer NV	9,956	228,034

(Cost $3,917,634)		5,675,279
Norway 2.6%
Aker Solutions ASA	5,200	94,848
DnB NOR ASA	26,651	366,842
Norsk Hydro ASA	34,142	257,191
Orkla ASA	42,198	379,779
Statoil ASA	20,944	508,176
Telenor ASA	33,357	515,017
Yara International ASA	7,944	448,703

(Cost $1,540,778)		2,570,556
Portugal 0.4%
EDP - Energias de Portugal SA (Cost $306,891)	95,656	367,273
Singapore 1.5%
CapitaLand Ltd.	20,000	56,312
ComfortDelGro Corp., Ltd.	60,000	74,203
DBS Group Holdings Ltd.	14,000	164,837
Jardine Cycle & Carriage Ltd.	3,000	80,038
Keppel Corp., Ltd.	18,000	165,493
Oversea-Chinese Banking Corp., Ltd.	21,000	162,215
Singapore Airlines Ltd.	8,000	92,687
Singapore Exchange Ltd.	9,000	59,584
Singapore Press Holdings Ltd.	54,000	167,591
Singapore Technologies Engineering Ltd.	26,000	66,018
Singapore Telecommunications Ltd.	161,000	391,732
United Overseas Bank Ltd.	4,000	62,056

(Cost $887,041)		1,542,766
Spain 4.1%
Abertis Infraestructuras SA	6,291	123,396
ACS, Actividades de Construccion y Servicios SA (a)	3,077	158,810
Banco Bilbao Vizcaya Argentaria SA	10,748	131,941
Banco Santander SA	20,621	252,656
EDP Renovaveis SA*	18,164	107,859
Enagas	3,019	63,657
Ferrovial SA	10,448	123,809
Gas Natural SDG SA	2,866	47,441
Gestevision Telecinco SA	4,101	51,574
Iberdrola Renovables SA	11,028	41,652
Iberdrola SA	37,991	325,402
Industria de Diseno Textil SA	5,002	378,159
Red Electrica Corporacion SA	1,496	76,287
Repsol YPF SA (a)	24,221	763,933
Telefonica SA	56,446	1,421,243
Zardoya Otis SA	4,076	64,523

(Cost $3,008,763)		4,132,342
Sweden 3.1%
AB SKF "B"	2,632	75,463
Assa Abloy AB "B"	2,785	75,739
Atlas Copco AB "A"	4,987	119,747
Atlas Copco AB "B"	1,040	22,649
Boliden AB	10,318	216,303
Electrolux AB "B"	3,237	92,080
Hennes & Mauritz AB "B"	13,936	457,483
Holmen AB "B"	2,481	94,113
Husqvarna AB "B"	7,514	62,479
Modern Times Group "B"	937	65,144
Nordea Bank AB	8,547	103,664
Sandvik AB	7,120	139,860
Scania AB "B"	2,649	59,450
Skandinaviska Enskilda Banken AB "A"	7,816	70,949
Skanska AB "B"	3,164	64,163
SSAB AB "A"	8,107	133,168
Svenska Cellulosa AB "B"	19,589	341,628
Svenska Handelsbanken AB "A"	2,305	78,472
Tele2 AB "B"	2,529	56,029
Telefonaktiebolaget LM Ericsson "B"	31,835	392,927
TeliaSonera AB	31,497	259,786
Volvo AB "B"*	9,438	164,265

(Cost $1,766,183)		3,145,561
Switzerland 6.4%
ABB Ltd. (Registered)*	9,606	226,616
Actelion Ltd. (Registered)*	838	45,327
Adecco SA (Registered)	1,178	76,262
Aryzta AG	834	36,693
Compagnie Financiere Richemont SA "A"	5,241	284,755
Credit Suisse Group AG (Registered)	3,127	139,794
Geberit AG (Registered)	349	73,624
Givaudan SA (Registered)	72	71,266
Holcim Ltd. (Registered)	2,391	167,568
Nestle SA (Registered)	23,796	1,286,309
Novartis AG (Registered)	11,636	648,842
Roche Holding AG (Genusschein)	3,818	580,561
SGS SA (Registered)	46	74,892
Sika AG (Bearer)	36	79,060
Sonova Holding AG (Registered)	361	45,265
STMicroelectronics NV	10,848	131,173
Swatch Group AG (Bearer)	381	153,184
Swatch Group AG (Registered)	801	57,832
Swiss Reinsurance Co., Ltd. (Registered)	1,017	58,117
Swisscom AG (Registered)	3,411	1,506,834
Syngenta AG (Registered)	1,076	346,967
UBS AG (Registered)*	6,006	107,703
Xstrata PLC	5,894	130,511
Zurich Financial Services AG	437	119,383

(Cost $3,810,493)		6,448,538
United Kingdom 6.8%
Anglo American PLC	3,139	153,778
ARM Holdings PLC	30,687	255,269
AstraZeneca PLC	9,698	470,999
Autonomy Corp. PLC*	3,891	93,268
BAE Systems PLC	23,810	130,371
Barclays PLC	14,664	68,953
BG Group PLC	4,670	105,117
BHP Billiton PLC	4,637	177,755
BP PLC	33,295	258,806
British American Tobacco PLC	2,821	104,124
British Sky Broadcasting Group PLC	5,892	71,246
BT Group PLC	72,200	203,589
Cable & Wireless Communications PLC	33,681	24,950
Capita Group PLC	5,152	56,018
Centrica PLC	29,479	151,005
Compass Group PLC	13,733	122,125
Diageo PLC	4,451	85,551
GlaxoSmithKline PLC	34,593	625,685
HSBC Holdings PLC	15,258	166,477
Imperial Tobacco Group PLC	1,958	55,949
Inmarsat PLC	7,165	78,261
International Consolidated Airlines Group SA*	15,394	63,230
International Power PLC	12,345	83,582
Kingfisher PLC	20,918	84,386
Marks & Spencer Group PLC	12,065	68,873
National Grid PLC	20,716	184,541
Next PLC	1,899	60,171
Pearson PLC	2,403	39,436
Reckitt Benckiser Group PLC	996	54,139
Reed Elsevier PLC	3,160	27,993
Rio Tinto PLC	3,030	209,199
Rolls-Royce Group PLC*	12,186	124,571
SABMiller PLC	2,186	70,714
Scottish & Southern Energy PLC	6,568	121,896
Severn Trent PLC	3,041	66,661
Shire PLC	4,779	126,172
Smith & Nephew PLC	8,325	93,330
Smiths Group PLC	4,152	90,538
Standard Chartered PLC	2,621	68,326
Tesco PLC	10,973	70,805
The Sage Group PLC	26,978	127,412
Unilever PLC	2,855	83,023
United Utilities Group PLC	7,244	63,197
Vodafone Group PLC	408,241	1,147,394
William Morrison Supermarkets PLC	11,099	47,388
Wolseley PLC*	2,160	75,282
WPP PLC	10,408	128,882

(Cost $4,626,905)		6,840,437

Total Common Stocks (Cost $63,082,860)		89,059,454
Preferred Stocks 0.5%
Germany
Henkel AG & Co. KGaA	7,213	439,827
Volkswagen AG	511	82,504

Total Preferred Stocks (Cost $233,359)		522,331
Exchange-Traded Funds 9.3%
iShares MSCI Emerging Markets Index Fund (a)	101,800	4,663,458
Vanguard Emerging Markets Fund (a)	100,650	4,679,218

Total Exchange-Traded Funds (Cost $7,009,993)		9,342,676
Securities Lending Collateral 10.2%
Daily Assets Fund Institutional, 0.25% (d) (e) (Cost $10,229,909)	10,229,909	10,229,909
Cash Equivalents 1.7%
Central Cash Management Fund, 0.18% (d) (Cost $1,644,794)	1,644,794	1,644,794

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $82,200,915) †	110.6	110,799,164
Other Assets and Liabilities, Net	(10.6)	(10,653,855)

Net Assets	100.0	100,145,309

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $83,401,295.  At January 31, 2011, net unrealized appreciation for all securities based on tax cost was $27,397,869.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $27,991,594 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $593,725.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at January 31, 2011 amounted to $10,081,427 which is 10.1% of net assets.
(b)	Securities with the same description are the same corporate entity but trade on different stock exchanges.
(c)	Security is listed in country of domicile. Significant business activities of company are in Macau.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
CVA: Certificaten Van Aandelen
MSCI: Morgan Stanley Capital International
REIT: Real Estate Investment Trust
RSP: Risparmio (Convertible Savings Shares)
SDR: Swedish Depositary Receipt

At January 31, 2011, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

ASX SPI 200 Index	AUD	3/17/2011	1	117,742	(1,545)
DJ Euro Stoxx 50 Index	EUR	3/18/2011	24	972,644	14,787
FTSE 100 Index	GBP	3/18/2011	2	186,872	(2,915)
Nikkei 225 Index	USD	3/10/2011	8	410,200	(8,600)
S&P TSX 60 Index	CAD	3/17/2011	1	155,330	2,616
Total net unrealized appreciation					4,343

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	United States Dollar

At January 31, 2011 the DWS Diversified International Equity Fund had the following sector diversification:

Sector	Market Value ($)	As a % of Common Stocks & Preferred Stocks
Telecommunication Services	15,203,205	17.0%
Consumer Staples	11,098,706	12.4%
Industrials	9,876,273	11.0%
Materials	9,750,939	10.9%
Financials	9,428,343	10.5%
Health Care	8,028,208	8.9%
Energy	7,311,877	8.2%
Utilities	7,270,925	8.1%
Consumer Discretionary	6,265,929	7.0%
Information Technology	5,347,290	6.0%
Total	89,581,785	100.0%

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stock and/or Other Equity Investment (f)
Australia	$—	$4,271,424	$—	$4,271,424
Austria	—	538,181	—	538,181
Belgium	—	1,610,467	—	1,610,467
Bermuda	—	209,140	—	209,140
Canada	5,027,517	—	—	5,027,517
Cyprus	—	59,125	—	59,125
Denmark	—	2,278,139	—	2,278,139
Finland	—	3,015,599	—	3,015,599
France	—	7,570,689	—	7,570,689
Germany	—	5,847,239	—	5,847,239
Greece	—	341,913	—	341,913
Hong Kong	—	2,298,177	—	2,298,177
Ireland	—	822,728	—	822,728
Italy	—	3,784,943	—	3,784,943
Japan	—	20,407,841	—	20,407,841
Luxembourg	—	581,311	—	581,311
Macau	—	194,600	—	194,600
Netherlands	—	5,675,279	—	5,675,279
Norway	—	2,570,556	—	2,570,556
Portugal	—	367,273	—	367,273
Singapore	—	1,542,766	—	1,542,766
Spain	—	4,132,342	—	4,132,342
Sweden	—	3,145,561	—	3,145,561
Switzerland	—	6,448,538	—	6,448,538
United Kingdom	—	6,840,437	—	6,840,437
Exchange-Traded Funds	9,342,676	—	—	9,342,676
Short-Term Investments(f)	11,874,703	—	—	11,874,703
Derivatives(g)	4,343	—	—	4,343
Total	$26,249,239	$84,554,268	$—	$110,803,507

There have been no significant transfers between Level 1 and Level 2 fair value measurements during the period ended January 31, 2011.
(f)	See Investment Portfolio for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on open future contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

Common Stocks
United Kingdom
Balance as of October 31, 2010	$1,531
Realized gains (loss)	(7)
Change in unrealized appreciation (depreciation)	(17)
Amortization premium/discount	—
Net purchase (sales)	(1,507)
Transfers into Level 3	—
Transfers (out) of Level 3	—
Balance as of January 31, 2011	$—
Net change in unrealized appreciation (depreciation) from investments still held as of January 31, 2011	$—

Transfers between price levels are recognized at the beginning of the reporting period.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of January 31, 2011 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$4,343

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Diversified International Equity Fund, a series of DWS International Fund, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	March 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	March 24, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 24, 2011